Schedule of Investments (unaudited) October 31, 2019	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 94.4%

California — 89.0%

County/City/Special District/School District — 26.1%
California Municipal Finance Authority, RB, Series A:
Orange County Civic Center Infrastructure Improvement Program Phase I, 5.00%, 06/01/42	$5,000	$6,037,450
Orange County Civic Center Infrastructure Improvement Program Phase II, 5.00%, 06/01/43	2,545	3,096,374
California Statewide Communities Development Authority, RB, Lancer Educational Student Housing Project, 5.00%, 06/01/51(a)	240	278,378
California Statewide Communities Development Authority, Special Assessment, Statewide Community Infrastructure Program, Series A:
5.00%, 09/02/39	290	344,503
5.00%, 09/02/44	170	199,653
5.00%, 09/02/48	170	198,613
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.13%, 05/01/31	500	535,090
6.50%, 05/01/36	1,210	1,298,645
6.50%, 05/01/42	2,225	2,381,551
County of Los Angeles California Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/42	13,425	16,349,368
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	8,990	10,670,591
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(b)	2,880	3,068,467
Fremont Union High School District, GO, Series A, 4.00%, 08/01/40	5,000	5,668,250
Glendale Community California College District, GO, Election of 2016, Series A, 5.25%, 08/01/41	5,000	6,229,750
Mount San Antonio Community College District, GO, Refunding, Election of 2018, Series A, 5.00%, 08/01/44	5,000	6,296,750
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District, 5.00%, 10/01/41	8,000	9,606,560

Security	Par (000)	Value

County/City/Special District/School District (continued)
San Francisco Bay Area Rapid Transit District, GO, Green Bond, Election of 2004, Series F-1, 3.00%, 08/01/38	$5,000	$5,246,400
San Jose California Financing Authority, Refunding LRB, Civic Center Project, Series A, 5.00%, 06/01/32	3,375	3,822,694
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 08/01/41	3,060	3,277,168
Santa Monica Public Financing Authority, RB, Downtown Fire Station Project, 5.00%, 07/01/42	1,250	1,518,987
State of California, GO, Refunding:
5.00%, 04/01/45	6,325	7,909,286
Various Purposes-Bid Group, 5.00%, 08/01/37	15,000	18,738,300
State of California Public Works Board, LRB, Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/19(b)	2,300	2,300,000
Tustin California School District, GO, Election of 2008, Series B, 5.25%, 08/01/21(b)	3,445	3,695,486
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/38	1,625	1,912,332
West Contra Costa California Unified School District, GO, Election of 2012, Series A, 5.50%, 08/01/39	2,500	2,866,375
West Valley-Mission Community College District, GO, Series A, 4.00%, 08/01/44	3,670	4,227,840

		127,774,861

Education — 5.5%
California Educational Facilities Authority, Refunding RB, San Francisco University(b):
6.13%, 10/01/21	3,075	3,370,354
6.13%, 10/01/21	3,205	3,512,840
California Municipal Finance Authority, RB, Emerson College, 5.75%, 01/01/22(b)	2,500	2,751,075
California Municipal Finance Authority, Refunding RB, William Jessup University:
5.00%, 08/01/39	425	483,765
5.00%, 08/01/48	510	570,037
California Public Finance Authority, RB, Trinity Classical Academy Project, Series A, 5.00%, 07/01/54(a)	285	298,426

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
California School Finance Authority, RB, Real Journey Academies, Series A, 5.00%, 06/01/58(a)	$2,120	$2,208,680
University of California, Refunding RB:
General, Series AZ, 5.00%, 05/15/43	7,000	8,607,970
Series AR, 5.00%, 05/15/38	4,250	5,119,422

		26,922,569

Health — 8.1%
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	8,500	9,103,415
Sutter Health, Series A, 5.00%, 11/15/41	3,000	3,541,500
Sutter Health, Series B, 6.00%, 08/15/20(b)	6,015	6,247,480
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series B, 5.00%, 11/15/46	5,000	5,930,850
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, 5.50%, 12/01/58(a)	930	1,103,361
California Statewide Communities Development Authority, Refunding RB, Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	4,000	4,278,960
State of California Public Works Board, Refunding RB, Various Capital Projects, Series C, 5.00%, 11/01/34	7,750	9,334,255

		39,539,821

Housing — 0.8%
California Community Housing Agency, RB, M/F Housing, Annadel Apartments, Series A, 5.00%, 04/01/49(a)	3,470	3,849,410
California Housing Finance, RB, S/F Housing, Series A, 4.25%, 01/15/35	727	1,815

		3,851,225

State — 3.4%
Hayward Area Recreation & Park District, GO, Series A, 5.00%, 08/01/42	4,950	6,089,539
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/33	4,940	5,709,504

Security	Par (000)	Value

State (continued)
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	$4,335	$4,942,724

		16,741,767

Tobacco — 6.1%
County of California Tobacco Securitization Agency, Refunding RB, Asset-Backed, Merced County, Series A, 5.25%, 06/01/45	1,135	1,143,830
Golden State Tobacco Securitization Corp., Refunding RB:
Series A-1, 5.00%, 06/01/47	18,670	19,217,964
Series A-2, 5.00%, 06/01/47	475	488,941
Tobacco Securitization Authority of Northern California, Refunding RB, Asset-Backed Bonds, Series A-1, 5.38%, 06/01/38	2,000	2,010,540
Tobacco Securitization Authority of Southern California, Refunding RB:
5.00%, 06/01/48	1,445	1,664,467
Tobacco Settlement, Asset-Backed, Senior Series A-1,
5.00%, 06/01/37	4,425	4,426,903
5.13%, 06/01/46	885	886,142

		29,838,787

Transportation — 18.2%
California Municipal Finance Authority, Refunding ARB, United Airlines, Inc. Project, AMT, 4.00%, 07/15/29(c)	2,870	3,257,766
City & County of San Francisco Airports San Francisco International Airport, Refunding ARB, AMT, Series E:
5.00%, 05/01/40	2,000	2,432,600
5.00%, 05/01/45	2,000	2,414,180
City & County of San Francisco California Airports Commission, Refunding ARB, Series A, AMT, 5.00%, 05/01/42	16,535	19,372,737
City of Los Angeles California Department of Airports, ARB, AMT:
Los Angeles International Airport, Series A, 5.00%, 05/15/37	3,515	4,267,351
5.00%, 05/15/44	2,885	3,452,364
5.00%, 05/15/36	2,600	3,055,026
5.00%, 05/15/42	4,220	4,888,406
Subordinate, Series C, 5.00%, 05/15/44	1,000	1,200,300

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
City of Los Angeles California Department of Airports, Refunding ARB, AMT:
Los Angeles International Airport, 5.00%, 05/15/36	$600	$740,784
Subordinate, Series A, 5.00%, 05/15/38	5,000	6,168,750
City of Los Angeles Department of Airports, ARB, Los Angeles International Airport:
AMT, 4.00%, 05/15/44	5,000	5,584,450
Series E, 5.00%, 05/15/44	4,000	4,925,280
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT:
5.75%, 03/01/34	3,875	4,085,257
6.25%, 03/01/34	2,650	2,811,782
County of Sacramento California Airport System Revenue, Refunding ARB, Senior Series A, 5.00%, 07/01/41	13,500	15,997,230
Port of Los Angeles California Harbor Department, Refunding RB, Series A, AMT, 5.00%, 08/01/44	4,135	4,692,894

		89,347,157

Utilities — 20.8%
City & County of San Francisco Public Utilities Commission Wastewater Revenue, RB, Series B, 5.00%, 10/01/43	2,485	3,086,594
City of Los Angeles California Department of Water & Power, RB, Power System, Series A, 5.00%, 07/01/42	10,670	12,811,042
City of Los Angeles California Department of Water & Power, Refunding RB, Series B, 5.00%, 07/01/43	6,150	7,596,418
City of Petaluma California Wastewater Revenue, Refunding RB, 6.00%, 05/01/21(b)	5,625	6,038,494

Security	Par (000)	Value

Utilities (continued)
City of San Francisco California Public Utilities Commission Water Revenue, RB, Sub-Series A, 5.00%, 11/01/37	$5,000	$5,379,500
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Green Bond, Series D, 5.00%, 11/01/32	7,090	8,968,921
City of San Mateo Foster Public Financing Authority, RB, Clean Water Program, 4.00%, 08/01/44	5,900	6,826,772
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 02/01/21(b)	2,425	2,573,652
East Bay California Municipal Utility District Water System Revenue, RB:
Green Bond, Series A, 5.00%, 06/01/45	3,230	3,940,245
Water System, Series C, 4.00%, 06/01/45	5,000	5,491,950
El Dorado Irrigation District, Refunding RB, Series A (AGM), 5.25%, 03/01/39	10,000	11,549,600
Los Angeles Department of Water, Refunding RB, Series A:
5.00%, 07/01/41	5,000	6,032,400
5.25%, 07/01/44	3,000	3,674,580
Water System, 5.00%, 07/01/44	1,500	1,803,300
Los Angeles Department of Water & Power System Revenue, RB, Series B, 5.00%, 07/01/38	3,000	3,551,490
Milpitas Municipal Financing Authority, RB, 4.00%, 06/01/44(c)	1,000	1,129,370
South Coast Water District Financing Authority, Refunding RB, Series A, 5.00%, 02/01/44	9,130	11,282,124

		101,736,452

Total Municipal Bonds in California		435,752,639

Puerto Rico — 5.4%

State — 3.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(d)	3,157	828,839
Series A-1, 4.75%, 07/01/53	2,467	2,544,414
Series A-1, 5.00%, 07/01/58	9,125	9,549,860
Series A-2, 4.33%, 07/01/40	2,588	2,622,213
Series A-2, 4.78%, 07/01/58	2,530	2,603,952

		18,149,278

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco — 0.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.50%, 05/15/39	$505	$512,878

Utilities — 1.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	3,865	4,050,211
5.13%, 07/01/37	1,105	1,160,416
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	2,550	2,576,316

		7,786,943

Total Municipal Bonds in Puerto Rico		26,449,099

Total Municipal Bonds — 94.4% (Cost — $433,762,110)		462,201,738

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

California — 71.4%

County/City/Special District/School District — 30.7%
County of Los Angeles California Metropolitan Transportation Authority, RB, Green Bond, Series A, 5.00%, 07/01/44	11,200	13,810,608
County of Santa Clara California Financing Authority, RB, Series A, 4.00%, 05/01/45	22,230	25,143,019
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 08/01/20(b)(f)	12,903	13,305,834
Palomar Community College District, GO, Election of 2006, Series C, 5.00%, 08/01/44	15,140	17,999,643
San Diego Unified School District California, GO, Election of 2012, Series I, 5.00%, 07/01/47	10,000	12,155,200

Security	Par (000)	Value

County/City/Special District/School District (continued)
San Francisco California Bay Area Rapid Transit District, GO, Election 2016, Green Bond, Series A, 5.00%, 08/01/47	$10,615	$12,950,193
San Joaquin California Delta Community College District, GO, Election of 2004, Series C, 5.00%, 08/01/39	14,505	16,777,347
San Jose Unified School District, GO, Series C, 4.00%, 08/01/39	6,100	6,722,810
Santa Monica Community College District, GO, Election of 2016, Series A, 5.00%, 08/01/43	10,000	12,369,200
State of California, GO, Refunding, 4.00%, 10/01/39	16,620	19,214,216

		150,448,070

Education — 13.2%
University of California, RB:
Limited Project, Series M, 5.00%, 05/15/42	10,000	12,071,000
Series AM, 5.25%, 05/15/44	5,000	5,806,000
University of California, Refunding RB:
Series A, 5.00%, 11/01/43	11,792	13,909,924
Series AI, 5.00%, 05/15/38	14,225	16,009,099
Series I, 5.00%, 05/15/40	14,065	16,513,291

		64,309,314

Health — 9.2%
California Health Facilities Financing Authority, RB, Sutter Health, Series A:
5.00%, 11/15/41	11,620	13,717,410
5.00%, 08/15/52	9,695	10,804,496
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	18,960	20,563,447

		45,085,353

State — 2.5%
University of California, Refunding RB, Series AR, 5.00%, 05/15/41	10,165	12,102,247

Transportation — 14.3%
City & County of San Francisco California, COP, Green Bond, 49 South Van Ness Project, 4.00%, 04/01/43	10,865	12,088,831

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
City & County of San Francisco California Airports Commission, Refunding RB, San Francisco International Airport, Series B, AMT, 5.00%, 05/01/41	$8,720	$10,117,467
City of Los Angeles California Department of Airports, ARB, AMT:
Los Angeles International Airport, Sub-Series A, 5.00%, 05/15/42	22,710	26,307,032
Series D, 5.00%, 05/15/41	18,632	21,502,690

		70,016,020

Security	Par (000)	Value

Utilities — 1.5%
Los Angeles Department of Water, Refunding RB, Series A, 5.00%, 07/01/46	$6,412	$7,501,395

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 71.4% (Cost — $332,413,377)		349,462,399

Total Long-Term Investments — 165.8% (Cost — $766,175,487)		811,664,137

Other Assets Less Liabilities — 0.6%		2,956,042

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (31.4)%		(153,835,011)

VMTP Shares at Liquidation Value — (35.0)%		(171,300,000)

Net Assets Applicable to Common Shares — 100.0%		$489,485,168

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement which expires on May 18, 2020, is $6,798,110.

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 7/31/2019	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds California Money Fund, Institutional Class(b)	—	—	—	$—	$5,734	$—	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Trust.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock California Municipal Income Trust (BFZ)

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

LRB	Lease Revenue Bonds

M/F	Multi-Family

RB	Revenue Bonds

S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	107	12/19/19	13,942	44,571
Long U.S. Treasury Bond	115	12/19/19	18,558	136,420
5-Year U.S. Treasury Note	13	12/31/19	1,550	(3,345)

				$177,646

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock California Municipal Income Trust (BFZ)

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments (a)	$—	$811,664,137	$—	$811,664,137

Derivative Financial Instruments (b)
Assets:
Interest rate contracts	$180,991	$—	$—	$180,991
Liabilities:
Interest rate contracts	(3,345)	—	—	(3,345)

	$177,646	$—	$—	$177,646

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(153,373,735)	$—	$(153,373,735)
VMTP Shares at Liquidation Value	—	(171,300,000)	—	(171,300,000)

	$—	$(324,673,735)	$—	$(324,673,735)